Exhibit 99.1

BMO Global Registered Covered Bond Program Monthly Investor Report

Calculation Date:	31-Mar-15
Date of Report:	15-Apr-15

This report contains information regarding Bank of Montreal Registered Covered Bond Program’s Cover Pool as of the indicated Calculation Date. The composition of the Cover Pool will change as Mortgage Loans are added and removed from the Cover Pool from time to time and, accordingly, the characteristics and performance of the Mortgage Loans in the Cover Pool will vary over time.

This report is for distribution only under such circumstances as may be permitted by applicable law. The information contained in this report does not constitute an invitation or recommendation to invest or otherwise deal in, or an offer to sell or the solicitation of an offer to buy or subscribe for, any security. Reliance should not be placed on the information herein when making any decision to buy, hold or sell any security or for any other purpose.

The information set forth below has been obtained and based upon sources believed by Bank of Montreal to be accurate, however, Bank of Montreal makes no representation or warranty, express or implied, in relation to the accuracy, completeness or reliability of the information contained herein. Past performance should not be taken as an indication or guarantee of future performance, and no representation or warranty, express or implied, is made regarding future performance. We assume no liability for any errors or any reliance you place on the information provided herein.

THESE COVERED BONDS HAVE NOT BEEN APPROVED OR DISAPPROVED BY CANADA MORTGAGE HOUSING CORPORATION (CMHC) NOR HAS CMHC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS REPORT. THE COVERED BONDS ARE NOT INSURED OR GUARANTEED BY CMHC OR THE GOVERNMENT OF CANADA OR ANY OTHER AGENCY THEREOF.

Program Information

Series	Initial Principal Amount	Translation Rate	C$ Equivalent	Final Maturity Date(2)	Coupon Rate	Rate Type

CB Series 1	€1,000,000,000	1.5150	$1,515,000,000	May 7, 2019	1.00%	Fixed
CB Series 2	€1,500,000,000	1.3909	$2,086,350,000	January 22, 2020	0.25%	Fixed
CB Series 3	£325,000,000	1.8390	$597,675,000	January 29, 2018	3m GBP LIBOR +19bps	Floating

Outstanding under the Global Registered Covered Bond Program as of the Calculation Date			$4,199,025,000

Issued prior to CMHC registration under the legacy Covered Bond Program (1)			$5,583,100,000

Total Covered Bond Outstanding			$9,782,125,000

Total Outstanding OSFI Covered Bond Limit			24,464,330,111

Weighted average maturity of Outstanding Covered Bonds (months)			51.30

Weighted average remaining term of Loans in Cover Pool (months)			22.87

Covered Bond Series Ratings			Moody’s	Fitch	DBRS
CB Series 1			Aaa	AAA	AAA
CB Series 2			Aaa	AAA	AAA
CB Series 3			Aaa	AAA	AAA

(1) Covered bonds outstanding under the legacy Covered Bond Program do not form part of the BMO Global Registered Covered Bond Program nor do they benefit from the Covered Bond Legislative Framework.

(2) An Extended Due for Payment Date twelve months after the Maturity Date has been specified in the Final Terms of each series. The Coupon Rate specified in respect of each series applies until the Final Maturity Date following which the floating rate of interest specified in the Final Terms of each series is payable monthly in arrears from the Final Maturity Date to but excluding the Extended Due for Payment Date. The capitalized terms used here are defined in the Final Terms of each series.

Supplementary Information

Parties to Bank of Montreal Global Registered Covered Bond Program
Issuer	Bank of Montreal
Guarantor Entity	BMO Covered Bond Guarantor Limited Partnership
Servicer and Cash Manager	Bank of Montreal
Interest Rate Swap Provider	Bank of Montreal
Covered Bond Swap Provider	Bank of Montreal
Bond Trustee and Custodian	Computershare Trust Company of Canada
Cover Pool Monitor	KPMG LLP
Account Bank and GDA Provider	Bank of Montreal
Standby Bank Account and	Royal Bank of Canada
Standby GDA Provider
Principal Paying Agent	The Bank of New York Mellon

Bank of Montreal Credit Ratings
	Moody’s	Fitch	DBRS
Senior Debt	Aa3	AA-	AA
Short-Term Debt	P-1	F1+	R-1(high)
Ratings Outlook	Negative	Stable	Stable

Applicable Ratings of Standby Account Bank and Standby GDA Provider

	Moody’s	Fitch	DBRS
Royal Bank of Canada	P-1	F1+ or AA	R-1(high) or AA

Description of Ratings Triggers (1)(2)

A. Party Replacement Triggers

If the ratings of the counterparty falls below the level indicated below, such party is required to be replaced, or in the case of the Cash Manager, obtain a guarantee for its obligations.

Counterparty	Moody’s	Fitch	DBRS
Cash Manager (BMO)	P-1	F2 and BBB+	BBB(low)
Account Bank/GDA Provider (BMO)	P-1	F1 and A	R-1(middle) or AA(low)
Standby Account Bank/GDA Provider (RBC)	P-1	F1 or A	R-1(middle) or A(low)
Servicer (BMO)	Baa2	F2	BBB(low)
Interest Rate Swap Provider (BMO)	P-2 or A3	F3 and BBB-	R-2(high) or BBB(high)
Covered Bond Swap Provider (BMO)	P-2 or A3	F3 and BBB-	R-2(high) or BBB(high)
Paying Agent (BNY Mellon)	P-1	F1 and A	N/A

(1) Where only one rating is expressed, this rating represents the short-term rating (unless otherwise specified) and where two ratings are expressed, the first is short-term and the second is long-term.

(2) The discretion of the Guarantor LP to waive a required action upon a Rating Trigger may be limited by the terms of the Transaction Documents.

BMO Covered Bond Program	Monthly Investor Report - March 2015	1 of 10

BMO Global Registered Covered Bond Program Monthly Investor Report

Calculation Date:	31-Mar-15
Date of Report:	15-Apr-15

B. Summary of Specific Rating Trigger Actions

I) The following actions are required if the Cash Manager (BMO) undergoes a downgrade below the stipulated rating:

	Moody’s	Fitch	DBRS
a) The Servicer will be required to direct amounts received directly into the GDA Account (or Standby GDA Account if applicable) within 2 Canadian business days and the Cash Manager shall immediately remit any funds held at such time for or on behalf of the Guarantor directly into the GDA Account	P-1	F1 or A	R-1(middle) or AA(low)

II) The following actions are required if the Servicer (BMO) undergoes a downgrade below the stipulated rating:

	Moody’s	Fitch	DBRS
a) The Servicer will be required to direct amounts received to the Cash Manager, or GDA as applicable	P-1	F1 or A	R-1(middle) or BBB(low)

III) The Swap Provider is required to transfer credit support or transfer all of its rights and obligations to a replacement third party, or to obtain a guarantee of its rights and obligations from a third party, if the Swap Provider undergoes a downgrade below the stipulated rating:

	Moody’s(3)	Fitch	DBRS
a) Interest Rate Swap Provider	P-1 or A2	F1 and A	R-1(middle) or A (high)
b) Covered Bond Swap Provider	P-1 or A2	F1 and A	R-1(middle) or A (high)

IV) The following actions are required if the Issuer (BMO) undergoes a downgrade below the stipulated rating:

	Moody’s	Fitch	DBRS
a) Mandatory repayment of the Demand Loan	N/A	F2 or BBB+	N/A

b) Cashflows will be exchanged under the Covered Bond Swap Agreement (to the extent not already taking place)	Baa1	BBB+	BBB(high)

c) Transfer of title to Loans to Guarantor(4)	A3	BBB-	BBB(low)

Events of Defaults & Test Compliance
Asset Coverage Test (C$ Equivalent of Outstanding		Pass
Covered Bond < Adjusted Aggregate Asset Amount)
Issuer Event of Default		No
Guarantor LP Event of Default		No

(3) If no short term rating exists, then A1

(4) The transfer of registered title to the Loans to the Guarantor may be deferred if (A) satisfactory assurances are provided to the Guarantor and the Bond Trustee by The Office of the Superintendent of Financial Institutions or such other supervisory authority having jurisdiction over the Seller permitting registered title to the Loans to remain with the Seller until such time as (i) the Loans are to be sold or otherwise disposed of by the Guarantor or the Bond Trustee in the performance of their respective obligations under the Transaction Documents, or (ii) the Guarantor or the Bond Trustee is required to take actions to enforce or otherwise deal with the Loans, and (B) each of the Rating Agencies has confirmed that it will not withdraw or downgrade its then current ratings of the Covered Bonds as a result of such deferral.

Pre-Maturity Test

(Applicable to Hard Bullet Covered Bonds)
Pre-Maturity Required Ratings	Moody’s	Fitch	DBRS(1)
	P-1	F1+	A(high) or A(low)

Following a breach of the Pre-Maturity test in respect of a Series of Hard Bullet Covered Bonds, and unless the Pre-Maturity Liquidity Ledger is otherwise funded from the other sources, the Partnership shall offer to sell Randomly Selected Loans if Final Maturity Date is within 12 months from the Pre-Maturity Test Date

(1) In the case of DBRS, if Final Maturity Date is within six months of the Pre-Maturity Test Date, then A(high), otherwise A(low).

Reserve Fund

Reserve Fund Required Amount Ratings	Moody’s	Fitch	DBRS
Senior		A	A(low)
Short Term	P-1	F1	R-1(middle)

Are the ratings of the Issuer below the Reserve Fund Required Amount Ratings?		No

If the ratings of the Issuer fall below the Reserve Fund Required Amount Ratings, then the Guarantor shall credit or cause to be credited to the Reserve Fund funds up to an amount equal to the Reserve Fund Required Amount.

Reserve Fund Required Amount:       Nil

BMO Covered Bond Program	Monthly Investor Report - March 2015	2 of 10

BMO Global Registered Covered Bond Program Monthly Investor Report

Calculation Date:	31-Mar-15
Date of Report:	15-Apr-15

Asset Coverage Test

C$ Equivalent of Outstanding Covered Bonds	$4,199,025,000

A (1) = Lesser of (i) Sum of LTV adjusted outstanding principal balance and (ii) Sum of Asset percentage adjusted outstanding principal balance	$5,057,121,668		A (i)		5,408,686,276
B = Principal receipts not applied	-		A (ii)		5,057,121,668
C = Cash capital contributions	-	Asset Percentage		93.5%
D = Substitution assets	-	Maximum Asset
E = (i) Reserve fund balance	-	Percentage		95.0%
(ii) Pre - Maturity liquidity ledger balance	-
F = Negative carry factor calculation	-
Total: A + B + C + D + E - F	$5,057,121,668

Asset Coverage Test Pass/Fail	Pass

(1) Market Value as determined by adjusting, not less than quarterly, the Original Market Value utilizing the Indexation Methodology (see Appendix for details) for subsequent price developments.
Valuation Calculation

Trading Value of Covered Bonds	$4,257,482,999

A = Lesser of i) Present value of outstanding loan balance of Performing	5,463,011,090
Eligible Loans(1) and ii) 80% of Market Value(2) of properties securing
Performing Eligible Loans, net of adjustments			A (i)		5,463,011,090
B = Principal receipts up to calculation date not otherwise applied	-		A (ii)		9,497,955,693
C = Cash capital contributions	-
D = Trading Value of any Substitute Assets	-
E = (i) Reserve Fund Balance, if applicable	-
(ii) Pre - Maturity liquidity ledger balance	-
F = Trading Value of Swap Collateral	-

Total: A + B + C + D + E + F	$5,463,011,090

(1) Present value of expected future cash flows of Loans using current market interest rates offered to BMO clients. The effective weighted average rate used for discounting is 2.56%
(2) Market Value as determined by adjusting, not less than quarterly, the Original Market Value utilizing the Indexation Methodology (see Appendix for details) for subsequent price developments.
Intercompany Loan Balance

Guarantee Loan	$4,494,097,797
Demand Loan	1,110,324,000

Total	$5,604,421,797

Cover Pool Losses

Period end	Write Off Amounts	Loss Percentage (Annualized)
March 31, 2015	$0	0.00%

Cover Pool Flow of Funds

	Current Month	Previous Month
Cash Inflows
Principal receipts	204,942,155	169,558,657
Proceeds for sale of Loans
Revenue Receipts	15,514,046	13,738,966
Swap Receipts	-	5,014,311
Cash Capital Contribution	-	-
Advances of Intercompany Loans
Guarantee Fee	-	-
Cash Outflows
Swap Payment	(1,045,480)	-
Intercompany Loan interest	(6,796,583)	(9,259,961)
Intercompany Loan principal	(171,408,000)	(163,700,903)
Intercompany Loan repayment
Mortgage Top-up Settlement
Misc Partnership Expenses	(34,543)	(54)
Profit Distribution to Partners	-	-

Net inflows/(outflows)	41,171,594	15,351,016

Cover Pool - Summary Statistics

Asset Type	Mortgages
Previous Month Ending Balance	5,610,891,760
Aggregate Outstanding Balance	$5,414,164,916
Number of Loans	27,937
Average Loan Size	$193,799
Number of Primary Borrowers	27,301
Number of Properties	27,937
	Original (2)			Indexed (1)
Weighted Average Current Loan to Value (LTV)	61.37%			54.74%
Weighted Average Authorized LTV	70.02%			62.20%
Weighted Average Original LTV	70.02%
Weighted Average Seasoning	33.74	(Months	)
Weighted Average Coupon	3.08%
Weighted Average Original Term	56.61	(Months	)
Weighted Average Remaining Term	22.87	(Months	)
Substitution Assets	Nil

(1) Value as determined by adjusting, not less than quarterly, the Original Market Value utilizing the Indexation Methodology (see Appendix for details) for subsequent price developments.

(2) Value as most recently determined or assessed in accordance with the underwriting policies (whether upon origination or renewal of the Eligible Loan or subsequently thereto).

BMO Covered Bond Program	Monthly Investor Report - March 2015	3 of 10

BMO Global Registered Covered Bond Program Monthly Investor Report

Calculation Date:	31-Mar-15
Date of Report:	15-Apr-15

Cover Pool - Delinquency Distribution

Aging Summary	Number of Loans	Percentage	Principal Balance	Percentage
Current and less than 30 days past due	27,854	99.70	$5,398,273,134	99.71
30 - 59 days past due	42	0.15	$7,796,327	0.14
60 - 89 days past due	15	0.05	$2,616,814	0.05
90 or more days past due	26	0.09	$5,478,641	0.10

Grand Total	27,937	100.00	$5,414,164,916	100.00

Cover Pool - Provincial Distribution

Province	Number of Loans	Percentage	Principal Balance	Percentage
Alberta	3,234	11.58	$715,180,248	13.21
British Columbia	3,128	11.20	$747,033,382	13.80
Manitoba	498	1.78	$75,407,872	1.39
New Brunswick	569	2.04	$65,143,630	1.20
Newfoundland	713	2.55	$107,147,647	1.98
Northwest Territories & Nunavut	-	-	$-	-
Nova Scotia	1,003	3.59	$155,239,266	2.87
Ontario	11,892	42.57	$2,396,869,869	44.27
Prince Edward Island	180	0.64	$23,842,536	0.44
Quebec	6,160	22.05	$1,032,351,341	19.07
Saskatchewan	560	2.00	$95,949,128	1.77
Yukon Territories	-	-	$-	-

Grand Total	27,937	100.00	$5,414,164,916	100.00

Cover Pool - Credit Score Distribution

Credit Score	Number of Loans	Percentage	Principal Balance	Percentage
Less than 600 or Unavailable	627	2.24	$108,174,362	2.00
600 - 650	1,012	3.62	$214,661,862	3.96
651 - 700	2,957	10.58	$638,226,289	11.79
701 - 750	6,182	22.13	$1,327,681,667	24.52
751 - 800	11,253	40.28	$2,183,319,017	40.33
801 and Above	5,906	21.14	$942,101,720	17.40

Grand Total	27,937	100.00	$5,414,164,916	100.00

Cover Pool - Rate Type Distribution

Rate Type	Number of Loans	Percentage	Principal Balance	Percentage
Fixed	25,294	90.54	$4,811,251,997	88.86
Variable	2,643	9.46	$602,912,920	11.14

Grand Total	27,937	100.00	$5,414,164,916	100.00

Cover Pool - Mortgage Asset Type Distribution

Mortgage Asset Type	Number of Loans	Percentage	Principal Balance	Percentage
Conventional Amortizing Mortgages	27,937	100.00	$5,414,164,917	100.00

Grand Total	27,937	100.00	$5,414,164,916	100.00

Cover Pool - Occupancy Type Distribution

Occupancy Type	Number of Loans	Percentage	Principal Balance	Percentage
Owner Occupied	23,245	83.21	$4,396,252,686	81.20
Non-Owner Occupied	4,692	16.79	$1,017,912,231	18.80

Grand Total	27,937	100.00	$5,414,164,916	100.00

Cover Pool - Mortgage Rate Distribution

Mortgage Rate (%)	Number of Loans	Percentage	Principal Balance	Percentage
Less than 1.00	-	-	$-	-
1.00 - 3.99	27,024	96.73	$5,294,770,989	97.79
4.00 - 4.49	671	2.40	$87,280,815	1.61
4.50 - 4.99	182	0.65	$23,519,206	0.43
5.00 - 5.49	48	0.17	$7,411,236	0.14
5.50 - 5.99	12	0.04	$1,182,671	0.02
6.00 - 6.49	-	-	$-	-
6.50 - 6.99	-	-	$-	-
7.00 - 7.49	-	-	$-	-
7.50 - 7.99	-	-	$-	-
8.00 and Above	-	-	$-	-

Grand Total	27,937	100.00	$5,414,164,916	100.00

BMO Covered Bond Program	Monthly Investor Report - March 2015	4 of 10

BMO Global Registered Covered Bond Program Monthly Investor Report

Calculation Date:	31-Mar-15
Date of Report:	15-Apr-15

Cover Pool - Indexed LTV Distribution (1)

Indexed LTV (%)	Number of Loans	Percentage	Principal Balance	Percentage
20.00 and Below	3,306	11.83	$209,302,969	3.87
20.01 - 25.00	1,391	4.98	$149,859,718	2.77
25.01 - 30.00	1,532	5.48	$200,684,240	3.71
30.01 - 35.00	1,640	5.87	$244,000,672	4.51
35.01 - 40.00	1,487	5.32	$241,847,646	4.47
40.01 - 45.00	1,613	5.77	$294,720,349	5.44
45.01 - 50.00	1,682	6.02	$350,449,346	6.47
50.01 - 55.00	1,858	6.65	$424,034,726	7.83
55.01 - 60.00	2,297	8.22	$562,982,914	10.40
60.01 - 65.00	3,397	12.16	$877,377,568	16.21
65.01 - 70.00	5,476	19.60	$1,311,657,346	24.23
70.01 - 75.00	1,834	6.56	$438,023,749	8.09
75.01 - 80.00	424	1.52	$109,223,673	2.02
80.01 and Above	-	-	$-	-

Grand Total	27,937	100.00	5,414,164,916	100.00

(1) Value as determined by adjusting, not less than quarterly, the Original Market Value utilizing the Indexation Methodology (see Appendix for details) for subsequent price developments.

Cover Pool - Remaining Term Distribution

Months to Maturity	Number of Loans	Percentage	Principal Balance	Percentage
Less than 12	6,835	24.47	$1,162,386,449	21.47
12 - 17	2,424	8.68	$480,656,732	8.88
18 - 24	2,775	9.93	$496,037,024	9.16
25 - 30	8,671	31.04	$1,797,086,407	33.19
31 - 36	6,842	24.49	$1,414,891,498	26.13
37 - 42	390	1.40	$63,106,807	1.17
43 - 48	-	-	$-	-
49 - 54	-	-	$-	-
55 - 60	-	-	$-	-
61 - 63	-	-	$-	-
72 and Above	-	-	$-	-

Grand Total	27,937	100.00	$5,414,164,916	100.00

Cover Pool - Remaining Principal Balance Distribution

Remaining Principal Balance (C$)	Number of Loans	Percentage	Principal Balance	Percentage
99,999 and Below	7,018	25.12	$441,093,297	8.15
100,000 - 199,999	10,511	37.62	$1,564,389,209	28.89
200,000 - 299,999	6,202	22.20	$1,511,478,428	27.92
300,000 - 399,999	2,364	8.46	$805,993,586	14.89
400,000 - 499,999	922	3.30	$409,227,337	7.56
500,000 - 599,999	420	1.50	$227,854,895	4.21
600,000 - 699,999	169	0.60	$108,698,671	2.01
700,000 - 799,999	111	0.40	$82,549,572	1.52
800,000 - 899,999	57	0.20	$48,638,347	0.90
900,000 - 999,999	33	0.12	$30,882,471	0.57
1,000,000 - 1,499,999	90	0.32	$106,502,086	1.97
1,500,000 - 2,000,000	27	0.10	$46,193,575	0.85
2,000,000 - 3,000,000	13	0.05	$30,663,444	0.57
3,000,000 and Above	-	-	$-	-

	27,937	100.00	$5,414,164,916	100.00

Cover Pool - Property Type Distribution

Property Type	Number of Loans	Percentage	Principal Balance	Percentage
Condominium	4,518	16.17	$775,513,200	14.32
Multi-Residential	1,555	5.57	$362,354,856	6.69
Single Family	20,196	72.29	$3,964,516,365	73.22
Townhouse	1,668	5.97	$311,780,496	5.76

Grand Total	27,937	100.00	5,414,164,916	100.00

Note: Percentages and totals in the above tables may not add exactly due to rounding.

Cover Pool - Indexed LTV and Delinquency Distribution by Province (1)

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Alberta	20.00 and Below	$23,273,395	$1	$-	$-	$23,273,396
	20.01-25	$17,286,662	$-	$-	$-	$17,286,662
	25.01-30	$21,081,946	$85,427	$-	$-	$21,167,373
	30.01-35	$27,158,033	$-	$-	$-	$27,158,033
	35.01-40	$30,672,571	$-	$-	$-	$30,672,571
	40.01-45	$37,186,814	$-	$-	$-	$37,186,814
	45.01-50	$50,956,708	$150,610	$-	$-	$51,107,318
	50.01-55	$57,697,586	$-	$-	$-	$57,697,586
	55.01-60	$89,061,624	$-	$139,879	$550,308	$89,751,811
	60.01-65	$152,986,941	$-	$-	$-	$152,986,941
	65.01-70	$189,383,198	$238,928	$-	$-	$189,622,126
	70.01-75	$17,269,614	$-	$-	$-	$17,269,614
	75.01-80	$-	$-	$-	$-	$-
	80.01 and Above	$-	$-	$-	$-	$-

		714,015,094	474,966	139,879	550,308	715,180,248

BMO Covered Bond Program	Monthly Investor Report - March 2015	5 of 10

BMO Global Registered Covered Bond Program Monthly Investor Report

Calculation Date:	31-Mar-15
Date of Report:	15-Apr-15

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
British Columbia	20.00 and Below	$41,753,401	$-	$-	$77,829	$41,831,229
	20.01 - 25	$27,157,534	$-	$-	$-	$27,157,534
	25.01 - 30	$34,665,155	$-	$-	$-	$34,665,155
	30.01 - 35	$39,712,886	$463,361	$-	$-	$40,176,247
	35.01 - 40	$37,767,498	$165,601	$-	$127,578	$38,060,678
	40.01 - 45	$47,124,470	$237,445	$-	$-	$47,361,915
	45.01 - 50	$60,973,686	$-	$-	$-	$60,973,686
	50.01 - 55	$70,137,566	$-	$-	$-	$70,137,566
	55.01 - 60	$70,507,702	$481,818	$-	$-	$70,989,520
	60.01 - 65	$106,184,717	$-	$-	$-	$106,184,717
	65.01 - 70	$171,372,408	$359,441	$-	$512,169	$172,244,019
	70.01 - 75	$31,358,175	$-	$272,324	$-	$31,630,499
	75.01 - 80	$5,620,617	$-	$-	$-	$5,620,617
	80.01 and Above	$-	$-	$-	$-	$-

		744,335,816	1,707,666	272,324	717,576	747,033,382

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Manitoba	20.00 and Below	$2,452,243	$-	$-	$-	$2,452,243
	20.01 - 25	$2,252,867	$-	$-	$-	$2,252,867
	25.01 - 30	$2,958,365	$-	$-	$-	$2,958,365
	30.01 - 35	$2,114,563	$-	$-	$-	$2,114,563
	35.01 - 40	$2,619,644	$-	$-	$-	$2,619,644
	40.01 - 45	$3,567,010	$-	$-	$-	$3,567,010
	45.01 - 50	$3,717,515	$-	$-	$-	$3,717,515
	50.01 - 55	$6,894,955	$-	$-	$-	$6,894,955
	55.01 - 60	$6,116,641	$-	$-	$-	$6,116,641
	60.01 - 65	$7,761,098	$-	$-	$-	$7,761,098
	65.01 - 70	$14,056,092	$-	$-	$-	$14,056,092
	70.01 - 75	$20,220,340	$-	$-	$177,185	$20,397,525
	75.01 - 80	$499,354	$-	$-	$-	$499,354
	80.01 and Above	$-	$-	$-	$-	$-

		75,230,687	-	-	177,185	75,407,872

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
New Brunswick	20.00 and Below	$2,510,085	$-	$-	$-	$2,510,085
	20.01 - 25	$1,225,956	$-	$-	$-	$1,225,956
	25.01 - 30	$1,878,836	$-	$-	$-	$1,878,836
	30.01 - 35	$2,174,746	$-	$67,253	$48,614	$2,290,612
	35.01 - 40	$3,248,600	$-	$-	$-	$3,248,600
	40.01 - 45	$3,335,316	$42,449	$-	$-	$3,377,765
	45.01 - 50	$3,512,152	$-	$-	$-	$3,512,152
	50.01 - 55	$3,967,864	$-	$-	$-	$3,967,864
	55.01 - 60	$5,370,197	$-	$-	$-	$5,370,197
	60.01 - 65	$13,521,924	$-	$-	$-	$13,521,924
	65.01 - 70	$22,953,293	$-	$-	$-	$22,953,293
	70.01 - 75	$1,137,251	$-	$-	$149,093	$1,286,344
	75.01 - 80	$-	$-	$-	$-	$-
	80.01 and Above	$-	$-	$-	$-	$-

		64,836,220	42,449	67,253	197,708	65,143,630

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Newfoundland	20.00 and Below	$1,727,763	$-	$-	$-	$1,727,763
	20.01 - 25	$867,831	$-	$-	$-	$867,831
	25.01 - 30	$2,740,380	$-	$-	$-	$2,740,380
	30.01 - 35	$2,877,725	$-	$-	$-	$2,877,725
	35.01 - 40	$2,860,963	$65,366	$-	$-	$2,926,329
	40.01 - 45	$3,424,745	$-	$-	$-	$3,424,745
	45.01 - 50	$5,168,427	$-	$-	$-	$5,168,427
	50.01 - 55	$7,592,234	$178,595	$-	$160,417	$7,931,247
	55.01 - 60	$8,261,801	$-	$-	$-	$8,261,801
	60.01 - 65	$13,764,734	$-	$-	$-	$13,764,734
	65.01 - 70	$52,358,691	$253,955	$-	$-	$52,612,646
	70.01 - 75	$4,844,019	$-	$-	$-	$4,844,019
	75.01 - 80	$-	$-	$-	$-	$-
	80.01 and Above	$-	$-	$-	$-	$-

		106,489,313	497,916	-	160,417	107,147,647

BMO Covered Bond Program	Monthly Investor Report - March 2015	6 of 10

BMO Global Registered Covered Bond Program Monthly Investor Report

Calculation Date:	31-Mar-15
Date of Report:	15-Apr-15

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Northwest Territories	20.00 and Below	$-	$-	$-	$-	$-
	20.01 - 25	$-	$-	$-	$-	$-
	25.01 - 30	$-	$-	$-	$-	$-
	30.01 - 35	$-	$-	$-	$-	$-
	35.01 - 40	$-	$-	$-	$-	$-
	40.01 - 45	$-	$-	$-	$-	$-
	45.01 - 50	$-	$-	$-	$-	$-
	50.01 - 55	$-	$-	$-	$-	$-
	55.01 - 60	$-	$-	$-	$-	$-
	60.01 - 65	$-	$-	$-	$-	$-
	65.01 - 70	$-	$-	$-	$-	$-
	70.01 - 75	$-	$-	$-	$-	$-
	75.01 - 80	$-	$-	$-	$-	$-
	80.01 and Above	$-	$-	$-	$-	$-

		$-	$-	$-	$-	$-

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Nova Scotia	20.00 and Below	$3,571,959	$-	$-	$-	$3,571,959
	20.01 - 25	$1,896,932	$-	$-	$-	$1,896,932
	25.01 - 30	$5,421,636	$-	$-	$-	$5,421,636
	30.01 - 35	$4,233,008	$-	$-	$-	$4,233,008
	35.01 - 40	$5,279,630	$-	$-	$-	$5,279,630
	40.01 - 45	$6,994,013	$-	$-	$-	$6,994,013
	45.01 - 50	$6,488,485	$-	$-	$-	$6,488,485
	50.01 - 55	$9,283,688	$-	$-	$-	$9,283,688
	55.01 - 60	$10,514,032	$-	$-	$-	$10,514,032
	60.01 - 65	$16,567,827	$-	$-	$-	$16,567,827
	65.01 - 70	$45,960,252	$-	$-	$-	$45,960,252
	70.01 - 75	$31,720,302	$-	$-	$-	$31,720,302
	75.01 - 80	$7,307,502	$-	$-	$-	$7,307,502
	80.01 and Above	$-	$-	$-	$-	$-

		155,239,266	-	-	-	155,239,266

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Nunavut	20.00 and Below	$-	$-	$-	$-	$-
	20.01 - 25	$-	$-	$-	$-	$-
	25.01 - 30	$-	$-	$-	$-	$-
	30.01 - 35	$-	$-	$-	$-	$-
	35.01 - 40	$-	$-	$-	$-	$-
	40.01 - 45	$-	$-	$-	$-	$-
	45.01 - 50	$-	$-	$-	$-	$-
	50.01 - 55	$-	$-	$-	$-	$-
	55.01 - 60	$-	$-	$-	$-	$-
	60.01 - 65	$-	$-	$-	$-	$-
	65.01 - 70	$-	$-	$-	$-	$-
	70.01 - 75	$-	$-	$-	$-	$-
	75.01 - 80	$-	$-	$-	$-	$-
	80.01 and Above	$-	$-	$-	$-	$-

		$-	$-	$-	$-	$-

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Ontario	20.00 and Below	$103,421,180	$-	$-	$1	$103,421,181
	20.01 - 25	$76,820,407	$-	$-	$-	$76,820,407
	25.01 - 30	$103,326,807	$96,479	$-	$-	$103,423,286
	30.01 - 35	$126,201,284	$-	$-	$-	$126,201,284
	35.01 - 40	$120,706,655	$-	$-	$-	$120,706,655
	40.01 - 45	$135,011,749	$250,528	$-	$-	$135,262,277
	45.01 - 50	$164,317,518	$200,363	$-	$-	$164,517,880
	50.01 - 55	$198,430,227	$-	$-	$-	$198,430,227
	55.01 - 60	$279,640,365	$236,534	$-	$89,519	$279,966,417
	60.01 - 65	$438,011,484	$1,047,760	$375,328	$-	$439,434,572
	65.01 - 70	$561,309,991	$606,321	$212,822	$-	$562,129,134
	70.01 - 75	$72,118,220	$-	$-	$-	$72,118,220
	75.01 - 80	$14,099,992	$-	$-	$338,338	$14,438,330
	80.01 and Above	$-	$-	$-	$-	$-

		2,393,415,878	2,437,983	588,150	427,857	2,396,869,869

BMO Covered Bond Program	Monthly Investor Report - March 2015	7 of 10

BMO Global Registered Covered Bond Program Monthly Investor Report

Calculation Date:	31-Mar-15
Date of Report:	15-Apr-15

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Prince Edward Island	20.00 and Below	$501,490	$-	$-	$-	$501,490
	20.01 - 25	$663,324	$-	$-	$-	$663,324
	25.01 - 30	$150,180	$-	$-	$-	$150,180
	30.01 - 35	$1,111,108	$-	$-	$-	$1,111,108
	35.01 - 40	$666,352	$-	$-	$-	$666,352
	40.01 - 45	$1,174,392	$-	$-	$-	$1,174,392
	45.01 - 50	$1,315,231	$-	$-	$-	$1,315,231
	50.01 - 55	$759,018	$-	$-	$-	$759,018
	55.01 - 60	$2,957,298	$-	$-	$-	$2,957,298
	60.01 - 65	$4,105,463	$-	$-	$-	$4,105,463
	65.01 - 70	$10,169,667	$-	$-	$-	$10,169,667
	70.01 - 75	$269,011	$-	$-	$-	$269,011
	75.01 - 80	$-	$-	$-	$-	$-
	80.01 and Above	$-	$-	$-	$-	$-

		23,842,536	-	-	-	23,842,536

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Quebec	20.00 and Below	$27,842,662	$-	$-	$1	$27,842,663
	20.01 - 25	$19,786,857	$56,225	$-	$37,768	$19,880,849
	25.01 - 30	$26,220,794	$-	$-	$-	$26,220,794
	30.01 - 35	$33,843,934	$82,372	$-	$-	$33,926,306
	35.01 - 40	$34,095,382	$330,063	$-	$-	$34,425,445
	40.01 - 45	$50,577,369	$-	$-	$89,656	$50,667,024
	45.01 - 50	$47,181,065	$-	$57,532	$133,249	$47,371,846
	50.01 - 55	$61,099,095	$-	$-	$251,017	$61,350,113
	55.01 - 60	$76,876,637	$107,946	$168,434	$178,234	$77,331,250
	60.01 - 65	$107,087,703	$505,913	$159,847	$970,742	$108,724,206
	65.01 - 70	$207,013,053	$449,803	$-	$373,108	$207,835,965
	70.01 - 75	$254,046,103	$836,811	$408,023	$126,071	$255,417,008
	75.01 - 80	$79,741,386	$-	$755,373	$861,112	$81,357,871
	80.01 and Above	$-	$-	$-	$-	$-

		1,025,412,041	2,369,134	1,549,208	3,020,958	1,032,351,341

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Saskatchewan	20.00 and Below	$2,170,960	$-	$-	$-	$2,170,960
	20.01 - 25	$1,807,356	$-	$-	$-	$1,807,356
	25.01 - 30	$2,058,235	$-	$-	$-	$2,058,235
	30.01 - 35	$3,911,784	$-	$-	$-	$3,911,784
	35.01 - 40	$3,241,741	$-	$-	$-	$3,241,741
	40.01 - 45	$5,704,393	$-	$-	$-	$5,704,393
	45.01 - 50	$6,276,804	$-	$-	$-	$6,276,804
	50.01 - 55	$7,480,214	$102,248	$-	$-	$7,582,462
	55.01 - 60	$11,723,948	$-	$-	$-	$11,723,948
	60.01 - 65	$14,326,086	$-	$-	$-	$14,326,086
	65.01 - 70	$33,683,555	$163,965	$-	$226,632	$34,074,152
	70.01 - 75	$3,071,207	$-	$-	$-	$3,071,207
	75.01 - 80	$-	$-	$-	$-	$-
	80.01 and Above	$-	$-	$-	$-	$-

		95,456,283	266,213	-	226,632	95,949,128

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Yukon Territories	20.00 and Below	$-	$-	$-	$-	$-
	20.01 - 25	$-	$-	$-	$-	$-
	25.01 - 30	$-	$-	$-	$-	$-
	30.01 - 35	$-	$-	$-	$-	$-
	35.01 - 40	$-	$-	$-	$-	$-
	40.01 - 45	$-	$-	$-	$-	$-
	45.01 - 50	$-	$-	$-	$-	$-
	50.01 - 55	$-	$-	$-	$-	$-
	55.01 - 60	$-	$-	$-	$-	$-
	60.01 - 65	$-	$-	$-	$-	$-
	65.01 - 70	$-	$-	$-	$-	$-
	70.01 - 75	$-	$-	$-	$-	$-
	75.01 - 80	$-	$-	$-	$-	$-
	80.01 and Above	$-	$-	$-	$-	$-

		$-	$-	$-	$-	$-

(1) Value as determined by adjusting, not less than quarterly, the Original Market Value utilizing the Indexation Methodology (see Appendix for details) for subsequent price developments.

BMO Covered Bond Program	Monthly Investor Report - March 2015	8 of 10

BMO Global Registered Covered Bond Program Monthly Investor Report

Calculation Date:	31-Mar-15
Date of Report:	15-Apr-15

Cover Pool - Current LTV Distribution by Credit Score (1)

	Credit Scores
Indexed LTV (%)	<600	600 - 650	651 - 700	701 - 750	751 - 800	>800	Total
20.00 and Below	$5,133,189	$3,877,336	$10,183,963	$27,595,742	$86,008,151	$76,504,588	$209,302,969
20.01 - 25	$2,268,508	$3,345,210	$10,596,923	$23,061,094	$63,856,447	$46,731,536	$149,859,718
25.01 - 30	$4,991,950	$6,017,989	$18,883,947	$33,187,131	$79,808,751	$57,794,473	$200,684,240
30.01 - 35	$4,944,846	$8,413,759	$23,572,152	$40,887,042	$95,913,098	$70,269,774	$244,000,672
35.01 - 40	$7,228,412	$7,382,644	$29,906,968	$46,521,785	$93,150,707	$57,657,130	$241,847,646
40.01 - 45	$7,539,416	$12,228,092	$24,855,201	$60,597,024	$123,132,592	$66,368,023	$294,720,349
45.01 - 50	$7,354,417	$16,265,985	$34,103,705	$81,580,569	$145,558,323	$65,586,347	$350,449,346
50.01 - 55	$16,902,288	$18,904,372	$46,344,137	$102,442,516	$167,505,597	$71,935,815	$424,034,726
55.01 - 60	$14,004,282	$28,075,309	$64,866,321	$143,810,960	$221,605,728	$90,620,315	$562,982,914
60.01 - 65	$17,637,909	$34,996,852	$104,916,861	$227,295,055	$373,681,695	$118,849,196	$877,377,568
65.01 - 70	$15,560,073	$52,201,428	$186,794,932	$366,757,636	$531,178,156	$159,165,121	$1,311,657,346
70.01 - 75	$3,896,268	$18,081,843	$64,516,613	$134,015,920	$167,987,350	$49,525,754	$438,023,749
75.01 - 80	$712,805	$4,871,045	$18,684,565	$39,929,190	$33,932,421	$11,093,648	$109,223,673
80.01 and Above	$-	$-	$-	$-	$-	$-	$-

	$108,174,362	$214,661,862	$638,226,289	$1,327,681,667	$2,183,319,017	$942,101,720	$5,414,164,916

(1) Market Value as determined by adjusting, not less than quarterly, the Original Market Value utilizing the Indexation Methodology (see Appendix for details) for subsequent price developments.

BMO Covered Bond Program	Monthly Investor Report - March 2015	9 of 10

BMO Global Registered Covered Bond Program Monthly Investor Report

Calculation Date:	31-Mar-15
Date of Report:	15-Apr-15

Appendix Indexation Methodology

Starting July 1, 2014, the Guarantor employs an indexation methodology that meets the requirements provided for in the CMHC Guide to determine indexed valuations for Properties relating to the Loans in the Portfolio (which methodology may be changed from time to time and will, at any time, be disclosed in the then-current Investor Report and each future Investor Report for periods from and after July 1, 2014, the “Indexation Methodology”) for purposes of the Asset Coverage Test, the Amortization Test and the Valuation Calculation as set forth in the Guarantor Agreement, and for all other purposes as required by the CMHC Guide. Any update or other change to the Indexation Methodology must comply with the requirements of the CMHC Guide and will (i) require notice to CMHC and satisfaction of any other conditions specified by CMHC in relation thereto, (ii) if such update or other change constitutes a material amendment thereto, require satisfaction of the Rating Agency Condition, and (iii) if such update or other change is materially prejudicial to the Covered Bondholders, require the consent of the Bond Trustee.

Initially, the Indexation Methodology to be employed by the Guarantor will be based on (i) with respect to Properties located within the cities of Vancouver, Victoria, Calgary, Edmonton, Winnipeg, Ottawa-Gatineau, Hamilton, Toronto, Montreal, Quebec City and Halifax, data provided by Teranet through its House Price IndexTM (the “House Price Index”), and (ii) for Properties located in all other areas of Canada, a property value that is adjusted using the Teranet—National Bank Composite 11 House Price IndexTM (the “Composite 11 House Price Index”), which is calculated as a weighted average of the data for the eleven cities included in the House Price Index.

The data derived by the House Price Index is based on a repeat sales method, which measures the change in price of certain residential properties within the related area based on at least two sales of each such property over time. Such price change data is then used to formulate the House Price Index for the related area. Details of the House Price Index and the Composite 11 House Price Index may be found at www.housepriceindex.ca.

Certain risks are associated with the use of composite indices and statistics including the House Price Index and the Composite 11 House Price Index, such as (i) the data provided with respect to larger geographical areas could mask localized price fluctuations, and (ii) data on the growth rate for each type of dwelling is not available because the data provided combines all dwelling types and, therefore, the data provided may not reflect price fluctuations for the different types of dwellings. Accordingly, no assurance can be given that the valuation of the Properties in the Portfolio using the Indexation Methodology will result in an accurate determination of the actual realizable value of a particular Property or of the Portfolio as a whole. The Bank can give no assurance as to the accuracy of the information provided by the House Price Index or the Composite 11 House Price Index.

BMO Covered Bond Program	Monthly Investor Report - March 2015	10 of 10